Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.6%
Security	Principal Amount (000's omitted)	Value
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.434%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	$2,000	$ 2,005,414
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 12.397%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	1,150	1,150,895
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 12.313%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	1,009,857
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.212%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,004,786
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.674%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,509,129
Canyon Capital CLO Ltd.:
Series 2019-2A, Class ER, 12.313%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	400	398,324
Series 2022-1A, Class E, 11.686%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,254,656
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.063%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,200	1,203,116
Series 2015-5A, Class DR, 12.244%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	502,499
Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, 12.044%, (3 mo. SOFR + 6.762%), 10/20/32(1)(2)	1,000	1,004,811
Clover CLO Ltd., Series 2019-1A, Class ER, 11.979%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	1,000	1,003,558
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 12.208%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,000	1,002,651
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.794%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	1,003,095
Golub Capital Partners CLO 23M Ltd., Series 2015-23A, Class ER, 11.294%, (3 mo. SOFR + 6.012%), 1/20/31(1)(2)	1,200	1,205,272
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.382%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	1,004,411
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.351%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	1,010,166
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.785%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	1,006,968
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.397%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	900	904,802
Series 2014-1A, Class DR2, 11.247%, (3 mo. SOFR + 5.962%), 1/17/31(1)(2)	1,500	1,505,792
Series 2015-1A, Class DR4, 12.087%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	500	501,735
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO Ltd.: (continued)
Series 2019-1A, Class DR, 12.084%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	$1,000	$ 1,003,785
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.245%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,000	1,009,686
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 11.496%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	700	692,973
Regatta XVI Funding Ltd., Series 2019-2A, Class E, 12.563%, (3 mo. SOFR + 7.262%), 1/15/33(1)(2)	750	756,841
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 12.314%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	1,000	997,886
Voya CLO Ltd., Series 2013-1A, Class DR, 12.043%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	2,000	1,768,990
Wellfleet CLO Ltd., Series 2020-1A, Class D, 12.803%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	1,150	1,134,033
Total Asset-Backed Securities (identified cost $28,460,884)		$ 28,556,131

Common Stocks — 1.1%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	55	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	18,441	$ 387,261
Phoenix Services International LLC(4)(5)	16,081	79,400
Phoenix Services International LLC(4)(5)	1,467	7,243
		$ 473,904
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	2,650	$ 45,580
		$ 45,580
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	14,009	$ 266,171
		$ 266,171
Health Care — 0.4%
Cano Health, Inc.(4)(5)	106,449	$ 851,592
Envision Parent, Inc.(4)(5)	44,965	487,119
		$ 1,338,711

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(4)(5)	74,131	$ 555,983
Serta SSB Equipment Co.(3)(4)(5)	74,131	0
		$ 555,983
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	14,087	$ 12,326
		$ 12,326
Pharmaceuticals — 0.4%
Covis Midco 1 SARL, Class A(4)(5)	501	$ 255
Covis Midco 1 SARL, Class B(4)(5)	501	255
Covis Midco 1 SARL, Class C(4)(5)	501	255
Covis Midco 1 SARL, Class D(4)(5)	501	256
Covis Midco 1 SARL, Class E(4)(5)	501	256
Mallinckrodt International Finance SA(4)(5)	27,357	1,552,510
		$ 1,553,787
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	458	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	366,665	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	557	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	45,136	$ 0
		$ 0
Total Common Stocks (identified cost $6,286,936)		$ 4,246,462

Corporate Bonds — 5.9%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28(1)	$200	$ 199,635
TransDigm, Inc., 4.875%, 5/1/29	625	595,377
		$ 795,012
Security	Principal Amount (000's omitted)	Value
Automotive — 0.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,009,341
		$ 1,009,341
Building and Development — 0.3%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$625	$ 619,787
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	599,438
		$ 1,219,225
Business Equipment and Services — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	$700	$ 699,929
		$ 699,929
Cable and Satellite Television — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 547,685
		$ 547,685
Chemicals — 0.1%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$209	$ 222,359
		$ 222,359
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 466,457
		$ 466,457
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 613,337
		$ 613,337
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$602	$ 583,106
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	987,731
		$ 1,570,837
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 498,482
		$ 498,482

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$366	$ 342,585
		$ 342,585
Engineering & Construction — 0.2%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 575,859
		$ 575,859
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 1,022,084
		$ 1,022,084
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$625	$ 569,980
		$ 569,980
Health Care — 0.5%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 566,797
Medline Borrower LP, 5.25%, 10/1/29(1)	241	233,118
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,071,462
		$ 1,871,377
Home Furnishings — 0.2%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 571,466
		$ 571,466
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 620,914
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	566,294
		$ 1,187,208
Leisure Goods/Activities/Movies — 0.3%
NCL Corp. Ltd., 5.875%, 2/15/27(1)	$550	$ 546,359
Viking Cruises Ltd., 5.875%, 9/15/27(1)	625	621,778
		$ 1,168,137
Media — 0.0%(6)
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(7)	$0(8)	$ 5
iHeartCommunications, Inc., 6.375%, 5/1/26	208	175,740
		$ 175,745
Security	Principal Amount (000's omitted)	Value
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$474	$ 479,915
		$ 479,915
Oil and Gas — 0.3%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$250	$ 262,790
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	625	624,893
Vital Energy, Inc., 9.75%, 10/15/30	350	382,815
		$ 1,270,498
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$447	$ 470,022
		$ 470,022
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$625	$ 597,191
		$ 597,191
Retail — 0.0%(6)
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$34	$ 35,893
		$ 35,893
Retailers (Except Food and Drug) — 0.2%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 501,966
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	355	344,917
		$ 846,883
Surface Transport — 0.0%(6)
Hertz Corp., 4.625%, 12/1/26(1)	$92	$ 69,498
		$ 69,498
Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 589,915
		$ 589,915
Telecommunications — 0.3%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	$1,000	$ 983,844
		$ 983,844
Utilities — 0.4%
Calpine Corp., 5.00%, 2/1/31(1)	$505	$ 477,322

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc., 3.625%, 2/15/31(1)	$1,000	$ 875,785
		$ 1,353,107
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$553	$ 549,139
		$ 549,139
Total Corporate Bonds (identified cost $22,028,009)		$ 22,373,010

Senior Floating-Rate Loans — 137.2%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.3%
Aernnova Aerospace SAU, Term Loan, 7.708%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	500	$ 544,845
Dynasty Acquisition Co., Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28		2,509	2,523,273
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28		967	972,909
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(7)		391	310,308
Novaria Holdings LLC, Term Loan, 9.694%, (SOFR + 4.25%), 6/6/31		600	604,500
			$ 4,955,835
Airlines — 0.6%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28		2,269	$ 2,349,261
			$ 2,349,261
Apparel & Luxury Goods — 1.1%
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(10)		425	$ 426,860
Gloves Buyer, Inc., Term Loan, 9.459%, (SOFR + 4.00%), 12/29/27		2,225	2,225,104
Hanesbrands, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 3/8/30		346	347,137
Touchdown Acquirer, Inc.:
Term Loan, 9.304%, (SOFR + 4.00%), 2/21/31		175	175,583
Term Loan, 9.326%, (SOFR + 4.00%), 2/21/31		775	777,583
			$ 3,952,267
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 3.4%
Adient U.S. LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31		1,558	$ 1,568,619
Autokiniton U.S. Holdings, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 4/6/28		3,108	3,130,801
Clarios Global LP:
Term Loan, 6.596%, (1 mo. EURIBOR + 3.25%), 7/16/31	EUR	913	989,840
Term Loan, 7.844%, (SOFR + 2.50%), 5/6/30		2,070	2,079,731
DexKo Global, Inc.:
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	314	333,256
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	489,412
Term Loan, 9.346%, (SOFR + 3.75%), 10/4/28		684	682,734
Garrett LX I SARL, Term Loan, 8.002%, (SOFR + 2.75%), 4/30/28		705	707,706
LSF12 Badger Bidco LLC, Term Loan, 11.344%, (SOFR + 6.00%), 8/30/30		299	296,261
RealTruck Group, Inc.:
Term Loan, 8.958%, (SOFR + 3.50%), 1/31/28		1,800	1,797,806
Term Loan, 10.458%, (SOFR + 5.00%), 1/31/28		673	673,523
			$ 12,749,689
Automobiles — 0.6%
MajorDrive Holdings IV LLC:
Term Loan, 9.596%, (SOFR + 4.00%), 6/1/28		606	$ 607,062
Term Loan, 10.985%, (SOFR + 5.50%), 6/1/29		1,442	1,451,725
			$ 2,058,787
Beverages — 1.3%
Arterra Wines Canada, Inc., Term Loan, 9.096%, (SOFR + 3.50%), 11/24/27		965	$ 924,591
City Brewing Co. LLC:
Term Loan, 9.063%, (SOFR + 3.50%), 4/5/28		569	509,469
Term Loan, 11.551%, (SOFR + 6.25%), 4/5/28		185	185,862
Term Loan - Second Lien, 10.563%, (SOFR + 5.26%), 9.063% cash, 1.50% PIK, 4/5/28		1,074	848,404
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28		2,377	2,386,657
			$ 4,854,983
Biotechnology — 0.3%
Alkermes, Inc., Term Loan, 7.964%, (SOFR + 2.50%), 3/12/26		335	$ 336,825
Alltech, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 10/13/28		890	888,053
			$ 1,224,878

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products — 2.4%
Cornerstone Building Brands, Inc., Term Loan, 8.679%, (SOFR + 3.25%), 4/12/28		2,765	$ 2,627,581
LHS Borrower LLC, Term Loan, 10.194%, (SOFR + 4.75%), 2/16/29		996	932,842
MI Windows and Doors LLC, Term Loan, 8.844%, (SOFR + 3.50%), 3/28/31		2,275	2,284,953
Oscar AcquisitionCo LLC, Term Loan, 9.585%, (SOFR + 4.25%), 4/29/29		2,282	2,271,494
Standard Industries, Inc., Term Loan, 7.345%, (SOFR + 2.00%), 9/22/28		907	911,527
			$ 9,028,397
Capital Markets — 6.6%
Advisor Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/17/28		2,913	$ 2,874,968
AllSpring Buyer LLC, Term Loan, 8.887%, (SOFR + 3.25%), 11/1/28		1,322	1,318,114
Aretec Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/9/30		3,916	3,859,550
Citco Funding LLC, Term Loan, 8.097%, (SOFR + 2.75%), 4/27/28		769	772,075
Edelman Financial Center LLC, Term Loan, 8.594%, (SOFR + 3.25%), 4/7/28		2,434	2,439,433
EIG Management Co. LLC, Term Loan, 10.335%, (SOFR + 5.00%), 5/17/29		450	446,625
FinCo I LLC, Term Loan, 8.255%, (SOFR + 3.00%), 6/27/29		1,213	1,221,277
Focus Financial Partners LLC:
Term Loan, 7.844%, (SOFR + 2.50%), 6/30/28		2,911	2,913,641
Term Loan, 8.094%, (SOFR + 2.75%), 6/30/28		1,412	1,414,400
Franklin Square Holdings LP, Term Loan, 7.594%, (SOFR + 2.25%), 4/25/31		1,025	1,026,281
HighTower Holdings LLC, Term Loan, 9.541%, (SOFR + 4.00%), 4/21/28		2,243	2,247,772
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 3/22/31		1,400	1,407,000
Mariner Wealth Advisors LLC, Term Loan, 8.335%, (SOFR + 3.00%), 8/18/28		1,631	1,633,163
Press Ganey Holdings, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/30/31		1,400	1,400,000
			$ 24,974,299
Chemicals — 7.5%
Aruba Investments Holdings LLC:
Term Loan, 7.596%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	484	$ 509,141
Term Loan, 9.444%, (SOFR + 4.00%), 11/24/27		1,440	1,442,845
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 12/20/29		1,743	$ 1,751,297
Charter NEX U.S., Inc., Term Loan, 8.597%, (SOFR + 3.25%), 12/1/27		1,177	1,183,257
CPC Acquisition Corp., Term Loan, 9.346%, (SOFR + 3.75%), 12/29/27		1,099	908,943
Discovery Purchaser Corp., Term Loan, 10/4/29(10)		600	600,250
Flint Group Topco Ltd., Term Loan - Second Lien, 12.545%, (SOFR + 7.26%), 5.645% cash, 6.90% PIK, 12/31/27		12	2,371
Gemini HDPE LLC, Term Loan, 8.514%, (SOFR + 3.00%), 12/31/27		639	641,861
Groupe Solmax, Inc., Term Loan, 10.282%, (SOFR + 4.75%), 5/29/28(11)		1,434	1,400,694
INEOS Enterprises Holdings II Ltd., Term Loan, 7.794%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	175	190,972
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.197%, (SOFR + 3.75%), 7/8/30		1,045	1,049,974
INEOS Finance PLC:
Term Loan, 6.346%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	625	674,081
Term Loan, 7.096%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	4	4,084
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 7.596%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	298,130
Term Loan, 9.694%, (SOFR + 4.25%), 4/2/29		1,950	1,951,331
INEOS U.S. Finance LLC:
Term Loan, 7.944%, (SOFR + 2.50%), 11/8/28		513	511,905
Term Loan, 8.594%, (SOFR + 3.25%), 2/18/30		1,917	1,911,154
Term Loan, 9.094%, (SOFR + 3.75%), 2/7/31		550	551,994
Lonza Group AG, Term Loan, 9.36%, (SOFR + 3.93%), 7/3/28		2,402	2,330,917
Momentive Performance Materials, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 3/29/28		1,780	1,783,869
Nouryon Finance BV, Term Loan, 8.821%, (SOFR + 3.50%), 4/3/28		596	599,520
Olympus Water U.S. Holding Corp., Term Loan, 9.097%, (SOFR + 3.75%), 6/20/31		2,065	2,074,113
Orion Engineered Carbons GmbH, Term Loan, 7.585%, (SOFR + 2.15%), 9/24/28		316	316,062
Rohm Holding GmbH, Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29		1,425	1,351,649
SCUR-Alpha 1503 GmbH, Term Loan, 10.752%, (SOFR + 5.50%), 3/29/30		469	441,142

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Tronox Finance LLC, Term Loan, 8.094%, (SOFR + 2.75%), 4/4/29	1,474	$ 1,479,954
W.R. Grace & Co.-Conn., Term Loan, 8.594%, (SOFR + 3.25%), 9/22/28	2,389	2,403,680
		$ 28,365,190
Commercial Services & Supplies — 5.2%
Albion Financing 3 SARL, Term Loan, 9.826%, (SOFR + 4.25%), 8/17/29	1,588	$ 1,603,691
Allied Universal Holdco LLC, Term Loan, 9.194%, (SOFR + 3.75%), 5/12/28	3,821	3,824,530
Belfor Holdings, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 11/1/30	585	588,739
EnergySolutions LLC, Term Loan, 9.094%, (SOFR + 3.75%), 9/20/30	1,522	1,533,110
Foundever Worldwide Corp., Term Loan, 9.208%, (SOFR + 3.75%), 8/28/28	2,261	1,586,827
Garda World Security Corp., Term Loan, 9.594%, (SOFR + 4.25%), 2/1/29	2,396	2,408,240
GFL Environmental, Inc., Term Loan, 7.321%, (SOFR + 2.00%), 6/27/31	925	928,965
Heritage-Crystal Clean, Inc., Term Loan, 9.829%, (SOFR + 4.50%), 10/17/30	697	700,998
LABL, Inc., Term Loan, 10.447%, (SOFR + 5.00%), 10/29/28	609	591,703
Monitronics International, Inc., Term Loan, 13.014%, (SOFR + 7.50%), 6/30/28	1,009	1,010,023
Phoenix Services International LLC, Term Loan, 11.444%, (SOFR + 6.10%), 6/30/28	198	189,955
Prime Security Services Borrower LLC, Term Loan, 7.582%, (SOFR + 2.25%), 10/13/30	950	953,414
Tempo Acquisition LLC, Term Loan, 7.594%, (SOFR + 2.25%), 8/31/28	1,252	1,257,683
TMF Group Holding BV, Term Loan, 8.814%, (SOFR + 3.50%), 5/3/28(11)	373	374,524
TruGreen LP, Term Loan, 9.444%, (SOFR + 4.00%), 11/2/27	2,010	1,921,224
		$ 19,473,626
Construction Materials — 0.9%
Quikrete Holdings, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 3/19/29	2,444	$ 2,452,888
U.S. Silica Co., Term Loan, 7/18/31(10)	850	843,625
		$ 3,296,513
Consumer Staples Distribution & Retail — 0.9%
Cardenas Markets, Inc., Term Loan, 12.185%, (SOFR + 6.75%), 8/1/29	395	$ 396,950
Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail (continued)
Peer Holding III BV:
Term Loan, 7.346%, (1 mo. EURIBOR + 3.75%), 9/29/28	EUR	525	$ 570,462
Term Loan, 8.314%, (SOFR + 3.00%), 6/20/31		1,400	1,407,875
Term Loan, 8.585%, (SOFR + 3.25%), 10/28/30		1,097	1,103,422
			$ 3,478,709
Containers & Packaging — 1.6%
Altium Packaging LLC, Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31		475	$ 475,000
Berlin Packaging LLC, Term Loan, 9.092%, (SOFR + 3.75%), 6/9/31(11)		1,766	1,775,517
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.119%, (SOFR + 3.68%), 4/13/29		2,455	2,459,938
Pretium Packaging LLC, Term Loan - Second Lien, 11.33%, (SOFR + 6.00%), 9.927% cash, 1.403% PIK, 10/2/28		35	29,366
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.333%, (SOFR + 6.75%), 10/1/29		300	171,375
Proampac PG Borrower LLC, Term Loan, 9.31%, (SOFR + 4.00%), 9/15/28		1,119	1,124,279
			$ 6,035,475
Distributors — 0.7%
CD&R Hydra Buyer, Inc., Term Loan, 9.444%, (SOFR + 4.00%), 3/25/31		1,122	$ 1,127,798
Parts Europe SA, Term Loan, 7.438%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	1,475	1,603,502
Phillips Feed Service, Inc., Term Loan, 12.444%, (SOFR + 7.00%), 11/13/24(3)		100	61,756
			$ 2,793,056
Diversified Consumer Services — 2.6%
Ascend Learning LLC, Term Loan, 8.944%, (SOFR + 3.50%), 12/11/28		1,537	$ 1,540,663
Belron Finance U.S. LLC, Term Loan, 7.514%, (SOFR + 2.00%), 4/13/28		895	897,920
Fugue Finance BV, Term Loan, 1/31/28(10)		500	504,166
KUEHG Corp., Term Loan, 9.835%, (SOFR + 4.50%), 6/12/30		2,283	2,296,184
Project Boost Purchaser LLC:
Term Loan, 8.786%, (SOFR + 3.50%), 7/16/31		825	827,136
Term Loan, 10.533%, (SOFR + 5.25%), 7/16/32		375	382,969
Sotheby's, Term Loan, 10.063%, (SOFR + 4.50%), 1/15/27		1,520	1,392,377

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 10/4/30		848	$ 855,142
Wand NewCo 3, Inc., Term Loan, 8.597%, (SOFR + 3.25%), 1/30/31		1,250	1,256,684
			$ 9,953,241
Diversified Financial Services — 0.4%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	525	$ 571,199
Sandy BidCo BV, Term Loan, 7.41%, (3 mo. EURIBOR + 3.60%), 8/17/29	EUR	925	1,002,583
			$ 1,573,782
Diversified Telecommunication Services — 2.4%
Altice France SA, Term Loan, 10.801%, (SOFR + 5.50%), 8/15/28		1,177	$ 898,976
Anuvu Holdings 2 LLC:
Term Loan, 13.444%, (SOFR + 8.00%), 3/24/25(3)		398	318,666
Term Loan - Second Lien, 13.694%, (SOFR + 8.25%), 5.444% cash, 8.25% PIK, 3/23/26(3)		954	426,174
Level 3 Financing, Inc.:
Term Loan, 4/15/29(10)		2,000	1,988,000
Term Loan, 4/15/30(10)		100	98,793
Virgin Media Bristol LLC, Term Loan, 8.693%, (SOFR + 3.25%), 1/31/29		4,200	4,038,376
Zayo Group Holdings, Inc., Term Loan, 6.846%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,379	1,307,753
			$ 9,076,738
Electrical Equipment — 1.1%
AZZ, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 5/13/29		1,135	$ 1,144,967
WEC U.S. Holdings Ltd., Term Loan, 8.094%, (SOFR + 2.75%), 1/27/31		3,100	3,110,270
			$ 4,255,237
Electronic Equipment, Instruments & Components — 2.7%
Chamberlain Group, Inc.:
Term Loan, 8.694%, (SOFR + 3.25%), 11/3/28		1,292	$ 1,291,168
Term Loan, 8.844%, (SOFR + 3.50%), 11/3/28		1,172	1,170,963
Creation Technologies, Inc., Term Loan, 11.08%, (SOFR + 5.50%), 10/5/28		1,322	1,236,146
Ingram Micro, Inc., Term Loan, 8.596%, (SOFR + 3.00%), 6/30/28		1,998	2,010,620
Mirion Technologies, Inc., Term Loan, 7.585%, (SOFR + 2.25%), 10/20/28		502	499,942
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
MX Holdings U.S., Inc., Term Loan, 8.208%, (SOFR + 2.75%), 7/31/28		248	$ 248,583
Robertshaw U.S. Holding Corp.:
DIP Loan, 15.85%, (SOFR + 10.50%), 6.35% cash, 9.50% PIK, 9/27/24		323	319,527
Term Loan, 0.00%, 2/28/27(7)		0(8)	177
Term Loan, 0.00%, 2/28/27(7)		999	973,617
Term Loan - Second Lien, 0.00%, 2/28/27(7)		919	482,637
Verifone Systems, Inc., Term Loan, 9.598%, (SOFR + 4.00%), 8/20/25		1,085	942,645
Verisure Holding AB:
Term Loan, 6.722%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	775	841,507
Term Loan, 7.205%, (3 mo. EURIBOR + 3.50%), 5/30/30	EUR	229	248,271
			$ 10,265,803
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc., Term Loan, 16.462%, (SOFR + 11.00%), 11.462% cash, 5.00% PIK, 12/31/25(3)		55	$ 25,407
GIP Pilot Acquisition Partners LP, Term Loan, 7.818%, (SOFR + 2.50%), 10/4/30		473	475,572
PG Investment Co. 59 SARL, Term Loan, 8.835%, (SOFR + 3.50%), 3/26/31		1,075	1,083,734
			$ 1,584,713
Engineering & Construction — 1.3%
American Residential Services LLC, Term Loan, 9.096%, (SOFR + 3.50%), 10/15/27		555	$ 557,649
Artera Services LLC, Term Loan, 9.835%, (SOFR + 4.50%), 2/15/31		424	426,190
Azuria Water Solutions, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 5/17/28		1,250	1,256,343
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30		1,900	1,903,167
Platea BC Bidco AB:
Term Loan, 1.607%, (3 mo. EURIBOR + 4.50%), 4/2/31(12)	EUR	142	154,031
Term Loan, 8.222%, (3 mo. EURIBOR + 4.50%), 4/2/31	EUR	708	770,153
			$ 5,067,533
Entertainment — 1.4%
City Football Group Ltd., Term Loan, 8.464%, (SOFR + 3.00%), 7/22/30		1,246	$ 1,248,400
Crown Finance U.S., Inc., Term Loan, 13.958%, (SOFR + 8.50%), 6.958% cash, 7.00% PIK, 7/31/28		322	327,515

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Renaissance Holding Corp., Term Loan, 9.597%, (SOFR + 4.25%), 4/5/30		1,911	$ 1,917,354
UFC Holdings LLC, Term Loan, 8.291%, (SOFR + 2.75%), 4/29/26		1,710	1,715,906
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	252	155,580
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	69	74,542
			$ 5,439,297
Financial Services — 2.4%
CPI Holdco B LLC, Term Loan, 7.344%, (SOFR + 2.00%), 5/19/31		1,225	$ 1,226,531
Grant Thornton Advisors LLC, Term Loan, 8.597%, (SOFR + 3.25%), 6/2/31		2,000	2,008,438
GTCR W Merger Sub LLC, Term Loan, 8.335%, (SOFR + 3.00%), 1/31/31		2,975	2,983,366
NCR Atleos LLC, Term Loan, 10.102%, (SOFR + 4.75%), 3/27/29(11)		1,316	1,336,283
Nuvei Technologies Corp.:
Term Loan, 8.444%, (SOFR + 3.00%), 12/19/30		846	849,384
Term Loan, 7/18/31(10)		525	525,000
			$ 8,929,002
Food Products — 1.3%
8th Avenue Food & Provisions, Inc., Term Loan, 10.208%, (SOFR + 4.75%), 10/1/25		486	$ 461,330
Badger Buyer Corp., Term Loan, 8.958%, (SOFR + 3.50%), 9/30/24		326	315,972
CHG PPC Parent LLC, Term Loan, 8.458%, (SOFR + 3.00%), 12/8/28		391	392,156
Del Monte Foods, Inc., Term Loan, 9.736%, (SOFR + 4.25%), 5/16/29		887	673,463
Nomad Foods U.S. LLC, Term Loan, 11/12/29(10)		2,000	2,005,000
Simply Good Foods USA, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 3/17/27		163	164,047
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	700	759,351
			$ 4,771,319
Gas Utilities — 0.7%
CQP Holdco LP, Term Loan, 7.585%, (SOFR + 2.25%), 12/31/30		2,613	$ 2,622,017
			$ 2,622,017
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 1.7%
Bayou Intermediate II LLC, Term Loan, 10.014%, (SOFR + 4.50%), 8/2/28		1,522	$ 1,495,744
Journey Personal Care Corp., Term Loan, 9.712%, (SOFR + 4.25%), 3/1/28		2,476	2,473,173
Medline Borrower LP, Term Loan, 8.094%, (SOFR + 2.50%), 10/23/28		2,226	2,235,186
			$ 6,204,103
Health Care Providers & Services — 8.5%
AEA International Holdings (Lux) SARL, Term Loan, 8.033%, (SOFR + 2.75%), 9/7/28		1,592	$ 1,599,884
Biogroup-LCD, Term Loan, 7.314%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	225	238,810
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.335%, (SOFR + 8.00%), 11.085% cash, 2.25% PIK, 1/15/26		2,188	1,893,011
Cano Health LLC, Term Loan, 13.345%, (SOFR + 8.00%), 6/28/29		459	463,150
CCRR Parent, Inc., Term Loan, 9.708%, (SOFR + 4.25%), 3/6/28		2,531	2,252,750
Cerba Healthcare SAS:
Term Loan, 7.296%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	450	438,971
Term Loan, 7.546%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	500	490,517
CHG Healthcare Services, Inc.:
Term Loan, 8.708%, (SOFR + 3.25%), 9/29/28		1,638	1,641,856
Term Loan, 8.961%, (SOFR + 3.50%), 9/29/28		398	398,933
CNT Holdings I Corp., Term Loan, 8.752%, (SOFR + 3.50%), 11/8/27		1,504	1,511,996
Concentra Health Services, Inc., Term Loan, 7/28/31(10)		375	376,172
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(7)		617	249,351
Electron BidCo, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 11/1/28		660	662,596
Ensemble RCM LLC, Term Loan, 8.252%, (SOFR + 3.00%), 8/1/29		1,454	1,461,361
IVC Acquisition Ltd.:
Term Loan, 8.795%, (6 mo. EURIBOR + 5.00%), 12/12/28	EUR	1,325	1,441,564
Term Loan, 10.085%, (SOFR + 4.75%), 12/12/28		1,045	1,051,069
LSCS Holdings, Inc., Term Loan, 9.958%, (SOFR + 4.61%), 12/16/28		609	603,281
Medical Solutions Holdings, Inc., Term Loan, 8.602%, (SOFR + 3.25%), 11/1/28		2,454	1,961,243
National Mentor Holdings, Inc.:
Term Loan, 9.185%, (SOFR + 3.75%), 3/2/28		59	55,442
Term Loan, 9.192%, (SOFR + 3.75%), 3/2/28(11)		2,004	1,891,469

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Option Care Health, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 10/27/28		341	$ 343,554
Pacific Dental Services LLC, Term Loan, 8.585%, (SOFR + 3.25%), 3/15/31		873	876,904
Phoenix Guarantor, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/21/31		1,636	1,637,945
R1 RCM, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 6/21/29		224	225,288
Radnet Management, Inc., Term Loan, 7.779%, (SOFR + 2.50%), 4/18/31		725	728,819
Select Medical Corp., Term Loan, 8.344%, (SOFR + 3.00%), 3/6/27		28	27,834
Sound Inpatient Physicians, Term Loan - Second Lien, 10.596%, (SOFR + 5.00%), 9.096% cash, 1.50% PIK, 6/28/28		369	284,453
Surgery Center Holdings, Inc., Term Loan, 8.095%, (SOFR + 2.75%), 12/19/30		2,198	2,206,558
Synlab Bondco PLC:
Term Loan, 6.178%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	324,802
Term Loan, 8.414%, (3 mo. EURIBOR + 4.75%), 12/23/30	EUR	525	572,954
TTF Holdings LLC:
Term Loan, 9.094%, (SOFR + 3.75%), 7/18/31		1,425	1,429,453
Term Loan, 3/31/28(10)		2,000	2,000,000
U.S. Anesthesia Partners, Inc., Term Loan, 9.708%, (SOFR + 4.25%), 10/1/28		900	871,290
			$ 32,213,280
Health Care Technology — 2.5%
athenahealth Group, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/15/29		1,763	$ 1,761,468
Certara LP, Term Loan, 8.341%, (SOFR + 3.00%), 6/26/31		936	941,475
eResearchTechnology, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 2/4/27		314	316,371
Imprivata, Inc., Term Loan, 8.752%, (SOFR + 3.50%), 12/1/27		2,308	2,321,902
PointClickCare Technologies, Inc., Term Loan, 8.335%, (SOFR + 3.00%), 12/29/27		605	608,514
Project Ruby Ultimate Parent Corp., Term Loan, 8.708%, (SOFR + 3.25%), 3/10/28		1,088	1,093,103
Symplr Software, Inc., Term Loan, 9.852%, (SOFR + 4.50%), 12/22/27		1,687	1,566,726
Waystar Technologies, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 10/22/29		930	938,220
			$ 9,547,779
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure — 6.1%
Caesars Entertainment, Inc., Term Loan, 8.097%, (SOFR + 2.75%), 2/6/31	2,319	$ 2,327,263
Carnival Corp., Term Loan, 8.094%, (SOFR + 2.75%), 10/18/28	2,512	2,531,804
ClubCorp Holdings, Inc., Term Loan, 10.596%, (SOFR + 5.00%), 9/18/26	1,248	1,257,786
Fertitta Entertainment LLC, Term Loan, 9.079%, (SOFR + 3.75%), 1/27/29	1,975	1,981,021
Flutter Financing BV, Term Loan, 7.585%, (SOFR + 2.25%), 11/29/30	3,134	3,142,869
Great Canadian Gaming Corp., Term Loan, 9.609%, (SOFR + 4.00%), 11/1/26	1,495	1,504,658
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27	2,426	2,430,208
Ontario Gaming GTA LP, Term Loan, 9.585%, (SOFR + 4.25%), 8/1/30	995	1,000,700
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.859%, (SOFR + 8.25%), 6/23/26	378	380,413
Playa Resorts Holding BV, Term Loan, 8.094%, (SOFR + 2.75%), 1/5/29	2,019	2,022,247
Scientific Games Holdings LP, Term Loan, 8.318%, (SOFR + 3.00%), 4/4/29	1,975	1,974,011
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 8/25/28	1,727	1,729,112
Wyndham Hotels & Resorts, Inc., Term Loan, 7.094%, (SOFR + 1.75%), 5/24/30	794	795,737
		$ 23,077,829
Household Durables — 1.9%
ACProducts, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 5/17/28	2,714	$ 2,167,432
Libbey Glass, Inc., Term Loan, 11.929%, (SOFR + 6.50%), 11/22/27	658	655,132
Serta Simmons Bedding LLC:
Term Loan, 12.894%, (SOFR + 7.50%), 6/29/28	156	154,732
Term Loan, 12.949%, (SOFR + 7.50%), 6/29/28	1,432	1,165,640
Solis IV BV, Term Loan, 8.836%, (SOFR + 3.50%), 2/26/29	2,965	2,937,664
		$ 7,080,600
Household Products — 0.5%
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 6/27/31	1,825	$ 1,800,884
		$ 1,800,884

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Industrials Conglomerates — 0.6%
Kohler Energy Co. LLC, Term Loan, 10.085%, (SOFR + 4.75%), 5/1/31		2,325	$ 2,348,250
			$ 2,348,250
Insurance — 1.9%
Alliant Holdings Intermediate LLC, Term Loan, 8.845%, (SOFR + 3.50%), 11/6/30		1,630	$ 1,638,230
AmWINS Group, Inc., Term Loan, 7.708%, (SOFR + 2.25%), 2/19/28		512	513,743
Broadstreet Partners, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 6/14/31		1,625	1,629,740
Financiere CEP SAS, Term Loan, 7.222%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	500	545,135
Ryan Specialty Group LLC, Term Loan, 8.094%, (SOFR + 2.75%), 9/1/27		2,909	2,923,867
			$ 7,250,715
Interactive Media & Services — 1.3%
Arches Buyer, Inc., Term Loan, 8.694%, (SOFR + 3.25%), 12/6/27		1,959	$ 1,879,897
Buzz Finco LLC:
Term Loan, 8.194%, (SOFR + 2.75%), 1/29/27		527	527,942
Term Loan, 8.694%, (SOFR + 3.25%), 1/29/27		200	200,500
Foundational Education Group, Inc., Term Loan, 9.264%, (SOFR + 3.75%), 8/31/28		1,438	1,380,600
Getty Images, Inc., Term Loan, 9.935%, (SOFR + 4.50%), 2/19/26		940	940,900
			$ 4,929,839
IT Services — 6.2%
Asurion LLC:
Term Loan, 8.708%, (SOFR + 3.25%), 12/23/26		1,139	$ 1,136,120
Term Loan, 8.708%, (SOFR + 3.25%), 7/31/27		1,455	1,443,066
Term Loan, 9.444%, (SOFR + 4.00%), 8/19/28		1,090	1,082,016
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/31/28		1,830	1,701,900
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/20/29		1,400	1,286,250
Endure Digital, Inc., Term Loan, 8.949%, (SOFR + 3.50%), 2/10/28		3,965	3,565,223
Gainwell Acquisition Corp., Term Loan, 9.435%, (SOFR + 4.00%), 10/1/27		2,788	2,498,698
Go Daddy Operating Co. LLC:
Term Loan, 7.094%, (SOFR + 1.75%), 5/30/31		350	350,627
Term Loan, 7.344%, (SOFR + 2.00%), 11/9/29		1,807	1,812,808
Indy U.S. Bidco LLC, Term Loan, 7.346%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	582	622,652
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
NAB Holdings LLC, Term Loan, 8.095%, (SOFR + 2.75%), 11/23/28		3,125	$ 3,132,717
Rackspace Finance LLC:
Term Loan, 11.697%, (SOFR + 6.25%), 5/15/28		1,736	1,759,736
Term Loan - Second Lien, 8.197%, (SOFR + 2.75%), 5/15/28		3,701	1,733,196
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31		1,118	1,120,600
			$ 23,245,609
Leisure Products — 0.5%
Fender Musical Instruments Corp., Term Loan, 9.444%, (SOFR + 4.00%), 12/1/28		256	$ 251,679
OVG Business Services LLC, Term Loan, 8.344%, (SOFR + 3.00%), 6/25/31		375	375,703
Recess Holdings, Inc., Term Loan, 9.752%, (SOFR + 4.50%), 2/20/30		1,297	1,307,384
			$ 1,934,766
Life Sciences Tools & Services — 1.8%
Cambrex Corp., Term Loan, 8.944%, (SOFR + 3.50%), 12/4/26		288	$ 285,133
Catalent Pharma Solutions, Inc., Term Loan, 8.345%, (SOFR + 3.00%), 2/22/28		274	276,027
Curia Global, Inc., Term Loan, 9.102%, (SOFR + 3.75%), 8/30/26(11)		1,813	1,722,539
IQVIA, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 1/2/31		1,343	1,351,646
LGC Group Holdings Ltd., Term Loan, 6.846%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	475	513,972
Loire Finco Luxembourg SARL, Term Loan, 8.944%, (SOFR + 3.50%), 4/21/27		312	311,649
Packaging Coordinators Midco, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 11/30/27		1,341	1,347,504
Sotera Health Holdings LLC, Term Loan, 8.594%, (SOFR + 3.25%), 5/30/31		775	774,758
			$ 6,583,228
Machinery — 8.3%
AI Aqua Merger Sub, Inc., Term Loan, 8.843%, (SOFR + 3.50%), 7/31/28		2,156	$ 2,164,684
Alliance Laundry Systems LLC, Term Loan, 8.905%, (SOFR + 3.50%), 10/8/27(11)		2,286	2,303,114
American Trailer World Corp., Term Loan, 9.194%, (SOFR + 3.75%), 3/3/28		1,261	1,235,423
Apex Tool Group LLC:
Term Loan, 15.45%, (SOFR + 10.10%), 5.35% cash, 10.10% PIK, 2/8/30		1,179	1,140,354

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC: (continued)
Term Loan - Second Lien, 12.70%, (SOFR + 7.35%), 5.35% cash, 7.35% PIK, 2/8/29		505	$ 495,151
Barnes Group, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 9/3/30		521	524,933
Clark Equipment Co., Term Loan, 7.321%, (SOFR + 2.00%), 4/20/29		866	868,300
Conair Holdings LLC, Term Loan, 9.208%, (SOFR + 3.75%), 5/17/28		2,140	2,074,423
CPM Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 9/28/28		1,899	1,872,768
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30		731	732,375
Engineered Machinery Holdings, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 5/19/28		3,417	3,437,438
Filtration Group Corp., Term Loan, 8.958%, (SOFR + 3.50%), 10/21/28		632	636,510
Gates Global LLC, Term Loan, 7.594%, (SOFR + 2.25%), 6/4/31		2,325	2,333,235
Icebox Holdco III, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 12/22/28		709	713,736
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28		2,425	2,433,659
Pro Mach Group, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 8/31/28		1,485	1,490,458
Roper Industrial Products Investment Co. LLC, Term Loan, 8.585%, (SOFR + 3.25%), 11/22/29		1,309	1,312,593
SPX Flow, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/5/29		1,535	1,547,404
TK Elevator Midco GmbH, Term Loan, 7.59%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	900	978,514
TK Elevator Topco GmbH, Term Loan, 7.215%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	500	543,154
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30		2,001	2,013,929
Zephyr German BidCo GmbH, Term Loan, 7.446%, (6 mo. EURIBOR + 3.60%), 3/10/28	EUR	600	647,579
			$ 31,499,734
Media — 1.2%
Aragorn Parent Corp., Term Loan, 9.595%, (SOFR + 4.25%), 12/15/28		1,303	$ 1,313,236
Gray Television, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 12/1/28		800	744,833
Hubbard Radio LLC, Term Loan, 9.844%, (SOFR + 4.50%), 9/30/27		460	369,871
MJH Healthcare Holdings LLC:
Term Loan, 8.694%, (SOFR + 3.25%), 1/28/29		244	244,451
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
MJH Healthcare Holdings LLC: (continued)
Term Loan, 1/28/29(10)	225	$ 225,703
Sinclair Television Group, Inc., Term Loan, 8.014%, (SOFR + 2.50%), 9/30/26	571	545,647
Univision Communications, Inc., Term Loan, 8.708%, (SOFR + 3.25%), 3/16/26	1,019	1,020,028
		$ 4,463,769
Metals/Mining — 1.0%
Arsenal AIC Parent LLC, Term Loan, 9.094%, (SOFR + 3.75%), 8/18/30	1,493	$ 1,499,502
Dynacast International LLC, Term Loan, 14.697%, (SOFR + 9.00%), 10/22/25	326	240,149
PMHC II, Inc., Term Loan, 9.704%, (SOFR + 4.25%), 4/23/29	1,804	1,767,063
WireCo WorldGroup, Inc., Term Loan, 9.032%, (SOFR + 3.75%), 11/13/28	370	371,163
		$ 3,877,877
Oil, Gas & Consumable Fuels — 2.4%
Freeport LNG Investments LLLP, Term Loan, 9.044%, (SOFR + 3.50%), 12/21/28	1,329	$ 1,324,347
ITT Holdings LLC, Term Loan, 8.444%, (SOFR + 3.00%), 10/11/30	819	822,533
Matador Bidco SARL, Term Loan, 9.535%, (SOFR + 4.25%), 7/16/29	3,306	3,311,927
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.441%, (SOFR + 3.00%), 10/5/28	873	877,283
Oxbow Carbon LLC, Term Loan, 8.844%, (SOFR + 3.50%), 5/10/30	520	522,349
UGI Energy Services LLC, Term Loan, 7.844%, (SOFR + 2.50%), 2/22/30	2,358	2,369,823
		$ 9,228,262
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 9.082%, (SOFR + 3.75%), 2/14/31	499	$ 500,059
		$ 500,059
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 8.944%, (SOFR + 3.50%), 2/23/29	1,283	$ 1,213,979
		$ 1,213,979
Pharmaceuticals — 1.4%
Ceva Sante Animale, Term Loan, 8.573%, (SOFR + 3.25%), 11/1/30	399	$ 400,995

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, Term Loan, 7.594%, (SOFR + 2.25%), 5/5/28		2,183	$ 2,189,301
Mallinckrodt International Finance SA:
Term Loan, 12.845%, (SOFR + 7.50%), 11/14/28		374	414,867
Term Loan - Second Lien, 14.845%, (SOFR + 9.50%), 11/14/28		2,122	2,300,738
PharmaZell GmbH, Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	125	134,971
			$ 5,440,872
Professional Services — 5.9%
AAL Delaware Holdco, Inc., Term Loan, 7/30/31(10)		700	$ 703,937
AlixPartners LLP:
Term Loan, 6.722%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	484	525,076
Term Loan, 7.958%, (SOFR + 2.50%), 2/4/28		544	547,094
APFS Staffing Holdings, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 12/29/28		240	239,366
Apleona Holding GmbH, Term Loan, 6.336%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	750	811,542
Camelot U.S. Acquisition LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31		2,800	2,806,221
CoreLogic, Inc., Term Loan, 8.958%, (SOFR + 3.50%), 6/2/28		1,811	1,786,752
Corporation Service Co., Term Loan, 7.844%, (SOFR + 2.50%), 11/2/29		247	248,299
Crisis Prevention Institute, Inc., Term Loan, 10.085%, (SOFR + 4.75%), 4/9/31		325	326,896
Deerfield Dakota Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 4/9/27		2,066	2,068,332
EAB Global, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 8/16/28		1,709	1,704,935
Employbridge Holding Co., Term Loan, 10.423%, (SOFR + 4.75%), 7/19/28(11)		1,950	1,256,271
Fleet Midco I Ltd., Term Loan, 8.338%, (SOFR + 3.25%), 2/21/31		748	749,995
Genuine Financial Holdings LLC, Term Loan, 9.345%, (SOFR + 4.00%), 9/27/30		397	397,869
Mermaid Bidco, Inc., Term Loan, 8.584%, (SOFR + 3.25%), 7/3/31		475	478,266
Neptune Bidco U.S., Inc., Term Loan, 10.404%, (SOFR + 5.00%), 4/11/29		1,827	1,723,828
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7.374%, (1 mo. EURIBOR + 3.75%), 7/15/29	EUR	2,339	2,542,246
Teneo Holdings LLC, Term Loan, 10.094%, (SOFR + 4.75%), 3/13/31		1,072	1,078,680
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Vaco Holdings LLC, Term Loan, 10.485%, (SOFR + 5.00%), 1/21/29		1,234	$ 1,224,731
Wood Mackenzie Ltd., Term Loan, 8.823%, (SOFR + 3.50%), 2/7/31		1,225	1,232,082
			$ 22,452,418
Real Estate Management & Development — 0.8%
Greystar Real Estate Partners LLC, Term Loan, 8.577%, (SOFR + 3.25%), 8/21/30		2,092	$ 2,102,207
Homeserve USA Holding Corp., Term Loan, 7.845%, (SOFR + 2.50%), 10/21/30		923	925,571
			$ 3,027,778
Road & Rail — 1.6%
First Student Bidco, Inc.:
Term Loan, 8.596%, (SOFR + 3.00%), 7/21/28		383	$ 384,211
Term Loan, 8.596%, (SOFR + 3.00%), 7/21/28		1,256	1,259,755
Hertz Corp.:
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28		1,243	1,132,180
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28		241	219,971
Term Loan, 9.098%, (SOFR + 3.75%), 6/30/28		746	678,466
Kenan Advantage Group, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 1/25/29		2,346	2,353,702
			$ 6,028,285
Semiconductors & Semiconductor Equipment — 0.7%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29		1,792	$ 1,795,926
Term Loan - Second Lien, 10.399%, (SOFR + 5.60%), 2/1/30		450	443,719
Bright Bidco BV, Term Loan, 14.252%, (SOFR + 9.00%), 6.252% cash, 8.00% PIK, 10/31/27		437	211,082
			$ 2,450,727
Software — 19.1%
Applied Systems, Inc., Term Loan, 8.835%, (SOFR + 3.50%), 2/24/31		645	$ 649,469
AppLovin Corp., Term Loan, 7.844%, (SOFR + 2.50%), 8/16/30		1,794	1,801,135
Astra Acquisition Corp.:
Term Loan, 10.585%, (SOFR + 5.25%), 10/25/28		735	238,816
Term Loan, 12.085%, (SOFR + 6.75%), 2/25/28		528	463,323
Term Loan, 18.665%, (SOFR + 13.33%), 10/25/29		1,074	327,576
Banff Merger Sub, Inc.:
Term Loan, 7.846%, (3. mo. EURIBOR + 4.00%), 12/29/28	EUR	262	285,098

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Banff Merger Sub, Inc.: (continued)
Term Loan, 9.005%, (SOFR + 3.75%), 7/3/31	3,668	$ 3,655,661
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29	2,035	2,017,528
Cloud Software Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 3/30/29(11)	4,474	4,480,184
Cloudera, Inc.:
Term Loan, 9.194%, (SOFR + 3.75%), 10/8/28	3,385	3,296,277
Term Loan - Second Lien, 11.444%, (SOFR + 6.00%), 10/8/29	650	610,594
Constant Contact, Inc., Term Loan, 9.566%, (SOFR + 4.00%), 2/10/28	1,247	1,212,411
Cornerstone OnDemand, Inc., Term Loan, 9.208%, (SOFR + 3.75%), 10/16/28	1,124	1,062,298
Drake Software LLC, Term Loan, 9.595%, (SOFR + 4.25%), 6/26/31	2,050	2,009,000
E2open LLC, Term Loan, 8.958%, (SOFR + 3.50%), 2/4/28	849	851,604
ECI Macola Max Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 5/9/30	1,405	1,416,621
Epicor Software Corp.:
Term Loan, 8.594%, (SOFR + 3.25%), 5/23/31	3,531	3,559,072
Term Loan, 5/30/31(12)	414	417,680
Fiserv Investment Solutions, Inc., Term Loan, 9.326%, (SOFR + 4.00%), 2/18/27	1,482	1,430,585
GoTo Group, Inc.:
Term Loan, 10.182%, (SOFR + 4.75%), 4/28/28	973	863,326
Term Loan - Second Lien, 10.182%, (SOFR + 4.75%), 4/28/28	617	253,439
iSolved, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 10/15/30	499	501,867
Ivanti Software, Inc., Term Loan, 9.833%, (SOFR + 4.25%), 12/1/27	1,295	1,087,395
Marcel LUX IV SARL, Term Loan, 9.31%, (SOFR + 4.00%), 11/11/30	1,272	1,282,146
McAfee LLC, Term Loan, 8.593%, (SOFR + 3.25%), 3/1/29	2,407	2,407,426
Mosel Bidco SE, Term Loan, 9.835%, (SOFR + 4.50%), 9/16/30	250	251,250
OceanKey (U.S.) II Corp., Term Loan, 8.944%, (SOFR + 3.50%), 12/15/28	538	537,373
Open Text Corp., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/30	1,286	1,294,004
Polaris Newco LLC, Term Loan, 9.514%, (SOFR + 4.00%), 6/2/28	2,601	2,607,054
Proofpoint, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 8/31/28	2,925	2,937,560
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Quartz Acquireco LLC, Term Loan, 8.085%, (SOFR + 2.75%), 6/28/30		1,492	$ 1,499,643
Quest Software U.S. Holdings, Inc., Term Loan, 9.652%, (SOFR + 4.25%), 2/1/29		1,753	1,306,816
RealPage, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 4/24/28		3,279	3,201,211
Redstone Holdco 2 LP, Term Loan, 10.264%, (SOFR + 4.75%), 4/27/28		1,376	1,168,351
Sabre GLBL, Inc.:
Term Loan, 8.958%, (SOFR + 3.50%), 12/17/27		1,472	1,335,513
Term Loan, 8.958%, (SOFR + 3.50%), 12/17/27		939	852,170
Term Loan, 9.694%, (SOFR + 4.25%), 6/30/28		1,081	992,275
Skillsoft Corp., Term Loan, 10.714%, (SOFR + 5.25%), 7/14/28		1,480	1,194,149
SolarWinds Holdings, Inc., Term Loan, 8.10%, (SOFR + 2.75%), 2/5/30		1,763	1,771,438
Sophia LP, Term Loan, 8.944%, (SOFR + 3.50%), 10/9/29		4,091	4,128,965
UKG, Inc., Term Loan, 8.555%, (SOFR + 3.25%), 2/10/31		4,384	4,402,611
Veritas U.S., Inc.:
Term Loan, 8.472%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	313	292,300
Term Loan, 10.458%, (SOFR + 5.00%), 9/1/25		2,733	2,410,628
Vision Solutions, Inc., Term Loan, 9.514%, (SOFR + 4.25%), 4/24/28		3,819	3,702,979
			$ 72,066,821
Specialty Retail — 4.6%
Apro LLC, Term Loan, 9.077%, (SOFR + 3.75%), 7/9/31		600	$ 603,750
Boels Topholding BV, Term Loan, 6.802%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	496	538,606
Great Outdoors Group LLC, Term Loan, 9.208%, (SOFR + 3.75%), 3/6/28		2,606	2,607,144
Harbor Freight Tools USA, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31		2,325	2,298,521
Hoya Midco LLC, Term Loan, 8.335%, (SOFR + 3.00%), 2/3/29		1,076	1,082,320
Les Schwab Tire Centers, Term Loan, 8.344%, (SOFR + 3.00%), 4/23/31		4,815	4,824,737
LIDS Holdings, Inc., Term Loan, 10.994%, (SOFR + 5.50%), 12/14/26		273	273,033
Mattress Firm, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 9/25/28		3,054	3,059,449
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28		2,260	2,244,477
			$ 17,532,037

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 3.1%
Beacon Roofing Supply, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 5/19/28		547	$ 550,100
Core & Main LP, Term Loan, 7.589%, (SOFR + 2.25%), 2/9/31		373	374,524
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		695	700,916
Foundation Building Materials Holding Co. LLC, Term Loan, 9.252%, (SOFR + 4.00%), 1/29/31(11)		1,272	1,261,161
Patagonia Bidco Ltd., Term Loan, 10.483%, (SONIA + 5.25%), 11/1/28	GBP	1,325	1,505,765
Spin Holdco, Inc., Term Loan, 9.60%, (SOFR + 4.00%), 3/4/28		4,112	3,389,361
White Cap Buyer LLC, Term Loan, 8.594%, (SOFR + 3.25%), 10/19/29		2,724	2,714,908
Windsor Holdings III LLC, Term Loan, 9.345%, (SOFR + 4.00%), 8/1/30		1,142	1,152,302
			$ 11,649,037
Transportation Infrastructure — 1.1%
Brown Group Holding LLC:
Term Loan, 8.047%, (SOFR + 2.75%), 7/1/31		222	$ 221,786
Term Loan, 8.094%, (SOFR + 2.75%), 7/1/31		2,130	2,132,236
KKR Apple Bidco LLC:
Term Loan, 8.208%, (SOFR + 2.75%), 9/22/28		1,609	1,612,772
Term Loan, 8.844%, (SOFR + 3.50%), 9/22/28		150	150,289
			$ 4,117,083
Wireless Telecommunication Services — 1.0%
CCI Buyer, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 12/17/27		1,586	$ 1,590,343
Digicel International Finance Ltd., Term Loan, 12.002%, (SOFR + 6.75%), 5/25/27		1,502	1,458,000
SBA Senior Finance II LLC, Term Loan, 7.344%, (SOFR + 2.00%), 1/25/31		748	750,038
			$ 3,798,381
Total Senior Floating-Rate Loans (identified cost $527,865,860)			$ 518,693,648

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	3,360	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(13)	3,613,444	$ 3,613,444
Total Short-Term Investments (identified cost $3,613,444)		$ 3,613,444
Total Investments — 152.7% (identified cost $588,255,133)		$ 577,482,695
Less Unfunded Loan Commitments — (0.1)%		$ (538,521)
Net Investments — 152.6% (identified cost $587,716,612)		$ 576,944,174
Other Assets, Less Liabilities — (32.5)%		$(122,931,819)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (20.1)%		$ (75,866,802)
Net Assets Applicable to Common Shares — 100.0%		$ 378,145,553
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $48,154,608 or 12.7% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Principal amount is less than $500.

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2024, the total value of unfunded loan commitments is $541,509.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,244,592	EUR	8,613,275	Standard Chartered Bank	8/2/24	$ —	$ (77,123)
GBP	35,308	USD	44,712	Bank of America, N.A.	8/30/24	690	—
GBP	1,000,000	USD	1,271,203	State Street Bank and Trust Company	8/30/24	14,698	—
USD	543,113	EUR	500,000	Australia and New Zealand Banking Group Limited	8/30/24	1,283	—
USD	1,247,863	EUR	1,149,000	Bank of America, N.A.	8/30/24	2,739	—
USD	1,221,594	EUR	1,125,178	Bank of America, N.A.	8/30/24	2,284	—
USD	1,265,615	EUR	1,166,000	Bank of America, N.A.	8/30/24	2,068	—
USD	640,289	EUR	586,639	Citibank, N.A.	8/30/24	4,572	—
USD	1,285,014	EUR	1,183,000	Standard Chartered Bank	8/30/24	3,045	—
USD	1,321,523	EUR	1,217,000	Standard Chartered Bank	8/30/24	2,710	—
USD	1,285,209	EUR	1,184,000	State Street Bank and Trust Company	8/30/24	2,156	—
USD	537,005	EUR	500,000	State Street Bank and Trust Company	8/30/24	—	(4,824)
USD	1,381,690	GBP	1,086,000	Bank of America, N.A.	8/30/24	—	(14,798)
USD	15,878	GBP	12,556	HSBC Bank USA, N.A.	8/30/24	—	(267)
USD	40,188	GBP	31,318	JPMorgan Chase Bank, N.A.	8/30/24	—	(84)
USD	1,370,166	GBP	1,077,356	State Street Bank and Trust Company	8/30/24	—	(15,206)
USD	9,334,143	EUR	8,613,274	Standard Chartered Bank	9/3/24	—	(1,457)
USD	2,037,516	EUR	1,898,000	State Street Bank and Trust Company	9/30/24	—	(22,266)
USD	2,057,985	EUR	1,917,660	State Street Bank and Trust Company	9/30/24	—	(23,132)
USD	2,058,931	EUR	1,919,000	State Street Bank and Trust Company	9/30/24	—	(23,641)
						$36,245	$(182,798)

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2024, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
Affiliated Investments
At July 31, 2024, the value of the Trust's investment in funds that may be deemed to be affiliated was $3,613,444, which represents 0.9% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$11,774,657	$134,913,172	$(143,074,385)	$ —	$ —	$3,613,444	$338,655	3,613,444
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 28,556,131	$ —	$ 28,556,131
Common Stocks	45,580	4,200,882	0	4,246,462
Corporate Bonds	—	22,373,010	—	22,373,010
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	517,012,816	1,142,311	518,155,127
Warrants	—	—	0	0

Eaton Vance
Senior Floating-Rate Trust
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments	$3,613,444	$ —	$ —	$ 3,613,444
Total Investments	$3,659,024	$572,142,839	$1,142,311	$576,944,174
Forward Foreign Currency Exchange Contracts	$ —	$ 36,245	$ —	$ 36,245
Total	$3,659,024	$572,179,084	$1,142,311	$576,980,419
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (182,798)	$ —	$ (182,798)
Total	$ —	$ (182,798)	$ —	$ (182,798)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2024 is not presented.
For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semi-annual or annual report to shareholders.